PROPERTY, PLANT, AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,257	$ 2,864
Property, Plant and Equipment Impairment or Disposal Disclosure	As of December 31, 2013, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.